Note 40 - Depreciation (Tables)	6 Months Ended
Jun. 30, 2020
Depreciation and amortisation expense
Table of Depreciation
Depreciation and amortization (Millions of Euros)
	June 2020	June 2019
Tangible assets	456	488
Of which: For own use	266	294
Of which: Right-of-use assets	188	192
Intangible assets	310	302
Total	766	790